INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Raw materials and supplies	€ 3,543	€ 4,136
Work in progress	9,147	6,317
Finished goods	5,423	5,281
Inventories	18,112	15,734
Inventory write-downs	1,847	538	€ 1,052
Reversals of impairment, inventories	1,073	0	83
Inventories recognized as expense	€ 23,221	€ 15,507	€ 25,026